Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for subcontracting fees	$ 231,303	$ 386,100
Accruals for advertising and marketing expense		308,880
Other	527,975	370,737
Accrued expenses and other current liabilities	$ 759,278	$ 1,065,717